Summary of Significant Accounting Policies (Policies) - EBP 104 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Investment Valuation	Investment valuation

Investments of the Plan are valued at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4.

Notes Receivable from Participants	Notes receivable from participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.

Investment Income	Investment income Dividend income is recorded on the ex-dividend date. Interest earned on investments is recorded on the accrual basis.
Payment of Benefits	Payment of benefits Benefits are recorded when paid.
Expenses of the Plan	Expenses of the Plan All expenses incurred in the administration of the Plan are paid by the Plan except for audit and legal expenses which are paid by the Company.
Basis of Accounting	Basis of accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("U. S. GAAP").

Use of Estimates	Use of estimates

The preparation of financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

Concentrations, Risks, and Uncertainties	Concentrations, risks, and uncertainties

The Plan has a significant concentration of investment in Chemed Corporation stock. A change in the value of this stock could cause the value of the Plan’s net assets to change significantly due to this concentration.

The Plan provides for various investment options in a number of funds which include stocks, stable value investments, mutual funds, and other investment securities. Certain investments are exposed to risks such as changes in interest rates, fluctuations in market conditions and credit risk. The level of risk associated with certain investment securities and uncertainty related to changes in value of these securities could materially affect participant account balances and amounts reported in the financial statements and accompanying notes.